Cover	Jan. 14, 2022
Cover [Abstract]
Entity Registrant Name	SOBR Safe, Inc.
Entity Central Index Key	0001425627
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-0731818
Entity Address Address Line 1	885 Arapahoe Avenue
Entity Address City Or Town	Boulder
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80302
City Area Code	844
Local Phone Number	762-7723
Amendment Description	This prospectus relates to the resale of an aggregate of 2,574,526 shares of our common stock underlying an outstanding convertible debenture and warrants issued by us in a previous private placement transaction and held by Armistice Capital Master Fund Ltd., referred to herein as the “Selling Securityholder.” If the Selling Securityholder converts their convertible debenture and exercises their warrant in full, the shares being registered for resale by the Selling Securityholder would represent approximately 9.8% of our current issuable and outstanding common stock. We will not receive any proceeds from the resale of these shares of common stock by the Selling Securityholder.